7. Income Taxes (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities)
Net operating loss carryforwards	$ 7,824,444	$ 8,209,728
Accrued compensation	105,767	29,431
Depreciation	4,253	173
Stock-based compensation	350,401	276,929
Accrued related party interest	938,193	688,827
Other	20,082	7,649
Total	9,243,140	9,212,737
Less: Valuation allowance	(9,243,140)	(9,212,737)
Net deferred tax asset	$ 0	$ 0